N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account Q
Entity Central Index Key	0001048604
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Effective May 1, 2026, the American Funds® IS International Fund will be updated to the American Funds® IS EUPAC Fund.
American Funds® IS EUPAC Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS EUPAC Fund